EQUITY ACCOUNTED INVESTMENTS - Change in Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interests In Other Entities [Abstract]
Balance at beginning of year	$ 70	$ 73
Acquisitions through business combinations	184	0
Additions	0	1
Share of net income	13	5	$ 3
Distributions received	(16)	(4)
Foreign currency translation	0	(5)
Balance at end of period	$ 251	$ 70	$ 73